Rights of use of assets and lease liabilities (Details 2) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Depreciation of right-of-use assets	$ 38,317	$ 36,897	$ 34,129
Convention center
Statement [Line Items]
Depreciation of right-of-use assets	867	1,052	1,104
Farmland [Member]
Statement [Line Items]
Depreciation of right-of-use assets	31,963	29,027	29,216
Offices, shopping malls and other buildings [Member]
Statement [Line Items]
Depreciation of right-of-use assets	3,485	2,480	2,336
Machinery and equipment [Member]
Statement [Line Items]
Depreciation of right-of-use assets	$ 2,002	$ 4,338	$ 1,473